AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 14.7%
Bright Horizons Family Solutions, Inc.*	2,083	$267,478
Burlington Stores, Inc.*	3,208	760,071
Churchill Downs, Inc.	2,377	499,883
Five Below, Inc.*	3,194	523,816
Grand Canyon Education, Inc.*	4,819	403,254
Krispy Kreme Inc.[1]	22,225	333,153
Lithia Motors, Inc., Class A	1,245	363,702
LKQ Corp.	10,159	557,627
Pool Corp.	1,332	634,365
Revolve Group, Inc.*	5,200	256,464
Texas Roadhouse, Inc.	6,589	562,635
Vail Resorts, Inc.	1,027	284,582

Total Consumer Discretionary		5,447,030
Consumer Staples - 1.3%
Performance Food Group Co.*	5,637	237,825
PriceSmart, Inc.	3,248	231,940

Total Consumer Staples		469,765
Energy - 1.8%
Matador Resources Co.	15,325	686,100
Financials - 4.9%
Evercore, Inc., Class A	2,822	352,242
MarketAxess Holdings, Inc.	1,516	522,232
Pinnacle Financial Partners, Inc.	4,200	406,182
Signature Bank	1,740	530,056

Total Financials		1,810,712
Health Care - 26.0%
Acadia Healthcare Co., Inc.*	9,104	479,326
Albireo Pharma, Inc.*	13,739	391,424
Biohaven Pharmaceutical Holding Co., Ltd.*	4,422	587,551
Bio-Rad Laboratories, Inc., Class A*	749	449,198
Catalent, Inc.*	8,498	883,197
Chemed Corp.	663	310,887
CryoPort, Inc.*,1	7,273	303,793
Globus Medical, Inc., Class A*	8,731	582,620
Halozyme Therapeutics, Inc.*	14,384	497,830
HealthEquity, Inc.*	7,048	376,645
Horizon Therapeutics PLC*	5,617	524,235
ICU Medical, Inc.*	892	190,317
Integra LifeSciences Holdings Corp.*	6,772	438,419
LHC Group, Inc.*	3,023	375,154
Medpace Holdings, Inc.*	2,564	455,008
	Shares	Value

Neurocrine Biosciences, Inc.*	4,982	$393,678
Oyster Point Pharma, Inc.*,1	18,561	222,546
Phathom Pharmaceuticals, Inc.*,1	20,913	351,338
Syneos Health, Inc.*	9,081	822,375
West Pharmaceutical Services, Inc.	1,485	583,932
Zogenix, Inc.*,1	15,042	391,243

Total Health Care		9,610,716
Industrials - 16.2%
Atkore, Inc.*	4,700	506,566
Booz Allen Hamilton Holding Corp.	3,698	283,748
CACI International, Inc., Class A*	1,463	362,034
Dycom Industries, Inc.*	2,112	178,021
Gibraltar Industries, Inc.*	1,913	104,832
Graco, Inc.	6,113	443,559
IAA, Inc.*	7,722	354,671
Ingersoll Rand, Inc.	9,707	545,631
JELD-WEN Holding, Inc.*	4,977	117,457
Knight-Swift Transportation Holdings, Inc.	6,002	339,593
RBC Bearings, Inc.*	3,090	557,652
Ritchie Bros. Auctioneers, Inc. (Canada)	11,308	689,336
SiteOne Landscape Supply, Inc.*	3,870	697,064
The Toro Co.	4,672	451,222
Woodward, Inc.	3,189	351,651

Total Industrials		5,983,037
Information Technology - 28.5%
Azenta, Inc.	7,113	599,910
Cerence, Inc.*,1	7,932	503,603
Cognex Corp.	8,037	534,139
The Descartes Systems Group, Inc. (Canada)*	5,889	428,543
Entegris, Inc.	5,665	678,894
Gartner, Inc.*	3,798	1,116,194
Globant SA (Uruguay)*	2,050	523,119
HubSpot, Inc.*	1,599	781,591
MACOM Technology Solutions Holdings, Inc.*	6,970	426,634
Manhattan Associates, Inc.*	4,736	634,008
Paycor HCM, Inc.*	15,213	394,625
Paylocity Holding Corp.*	4,299	876,910
Power Integrations, Inc.	4,450	359,160
Rapid7, Inc.*	6,784	653,503
Silicon Laboratories, Inc.*	2,981	492,431
SS&C Technologies Holdings, Inc.	4,245	339,048
Tyler Technologies, Inc.*	880	416,944

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 28.5% (continued)
Zebra Technologies Corp., Class A*	1,551	$789,645

Total Information Technology		10,548,901
Materials - 3.4%
AptarGroup, Inc.	2,985	350,140
Avient Corp.	6,362	316,637
Eagle Materials, Inc.	1,240	180,854
RPM International, Inc.	4,618	409,201

Total Materials		1,256,832
Real Estate - 2.1%
American Campus Communities, Inc., REIT	4,646	242,800
Sun Communities, Inc., REIT	2,851	538,725

Total Real Estate		781,525

Total Common Stocks (Cost $35,379,610)		36,594,618

Principal Amount
Short-Term Investments - 3.2%
Joint Repurchase Agreements - 3.2%[2]
Bank of America Securities, Inc., dated 01/31/22, due 02/01/22, 0.040% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.500%, 11/01/36 - 02/01/52, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 01/31/22, due 02/01/22, 0.050% total to be received $201,931 (collateralized by various U.S. Treasuries, 0.000% - 6.000%, 01/15/23 - 05/15/44, totaling $205,957)	$201,931	$201,931

Total Joint Repurchase Agreements		1,201,931

Total Short-Term Investments (Cost $1,201,931)		1,201,931
Total Investments - 102.1% (Cost $36,581,541)		37,796,549
Other Assets, less Liabilities - (2.1)%		(780,514)
Net Assets - 100.0%		$37,016,035

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,627,950 or 4.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$36,594,618	—	—	$36,594,618
Short-Term Investments
Joint Repurchase Agreements	—	$1,201,931	—	1,201,931
Total Investments in Securities	$36,594,618	$1,201,931	—	$37,796,549

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.

AMG GW&K Small/Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,627,950	$1,201,931	$414,244	$1,616,175
The following table summarizes the securities received as collateral for securities lending at January 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-3.125%	02/17/22-11/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.